Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases Disclosure [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets	Set out below are the carrying amounts of right-of-use assets recognised and the movements during the years:
	Building	Music education equipment	Total
	RMB’000	RMB’000	RMB’000
At January 1, 2022	3,060	—	3,060
Additions	8,578	—	8,578
Depreciation charge	(3,433)	—	(3,433)
Lease termination	(1,056)	—	(1,056)
At December 31, 2022	7,149	—	7,149
Additions	4,945	—	4,945
Depreciation charge	(2,198)	—	(2,198)
Lease termination	(5,957)	—	(5,957)
As December 31, 2023	3,939	—	3,939

Schedule of Carrying Amounts of Lease Liabilities	Set out below are the carrying amounts of lease liabilities and the movements during the years:
	2023	2022
	RMB’000	RMB’000
At January 1	8,773	3,279
Additions	4,945	8,578
Accretion of interest	264	235
Covid-19 - related rent concessions from a lessor	—	(859)
Lease termination	(6,734)	(1,151)
Payments	(3,055)	(1,309)
At December 31	4,193	8,773
Current	1,706	4,123
Non-current	2,487	4,650

Schedule of Amounts Recognised in Profit or Loss	The following are the amounts recognised in profit or loss:
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Depreciation expense of right-of-use assets	2,198	3,433	4,139
Interest expense on lease liabilities	264	235	1,082
Covid-19-related rent concessions from a lessor	—	(859)	—
Expense relating to short term leases and leases of low-value assets included in administrative expenses	1,718	1,676	1,604
Total amount recognised in profit or loss	4,180	4,485	6,825

Schedule of Total Cash Outflow for Leases	The total cash outflow for leases included in the statements of cash flows is as follows:
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Total cash outflow for leases	4,773	2,985	5,252